Events after the Reporting Date (Details) - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended
	Sep. 06, 2020	Aug. 12, 2020	Jul. 07, 2020	Oct. 31, 2020	Sep. 29, 2020	May 31, 2020	Apr. 30, 2020	Feb. 29, 2020
Events after the Reporting Date (Textual)
Total gross proceed						$ 35,900	$ 13,343	$ 3,882
Employees [Member] | RSU [Member]
Events after the Reporting Date (Textual)
Granted options to purchase ordinary shares to employees		481,000			100,000
Events after the reporting date [Member]
Events after the Reporting Date (Textual)
Total gross proceed				$ 16,900,000
Non-tradable warrants				367,826
Events after the reporting date [Member] | ADS [Member]
Events after the Reporting Date (Textual)
Granted options to purchase ordinary shares to employees	1,500,000	93,000	1,440,000		1,000,000
Description of vesting period	Over a period of three years and will expire after 7 years.
Exercise price	$ 2.25	$ 0.70	$ 0.70		$ 1.58
Warrants to purchase ADS ratio, description			The Company's shareholders from July 7, 2020, the Company issued 6,880,402 warrants to purchase 6,880,402 ADSs to the Company's CEO and President, Mr. Yoav Stern, for consideration of $150,000. The warrants have an exercise price of $0.75 per ADS, will vest over a period of two and a half years and will expire after 7 years. Simultaneously with the issuance of the warrants, Mr. Stern forfeited options to purchase 581,000 ADSs, previously granted to him. In addition, as long as Mr. Stern is employed by the Company or is a member of the Company's board of directors, Mr. Stern may invest an additional amount up to $50,000 to buy Series B Warrants, in an amount equal to 10% of the Company's fully diluted capital. The exercise price per ADS under the Series B Warrants will be the average of the daily volume weighted average price of the ADSs for the 10 consecutive trading days ending on the trading day that is immediately prior to the date of the applicable notice to purchase the Series B Warrants. The Company is examining the accounting treatment for the above mentioned warrants, and it currently estimates that the grant of the warrants will be treated as a modification of the terms of equity instruments under International Financial Reporting Standard No. 2. Based on a preliminary estimation, the fair value of the grant that will be recorded as share-based compensation expenses is expected to be in the range of $15 million to $20 million and is subject to further accounting examination. In the same general meeting, the Company's shareholders approved the terms of compensation of the Company's CEO and President.
Warrants to purchase of shares	1,500,000
Aggregate of shares				7,356,521
Non-tradable warrants				367,826
Events after the reporting date [Member] | Mr. Yaron Eitan [Member]
Events after the Reporting Date (Textual)
Consideration	$ 150,000